USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2022.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2022:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Lead Futures LL, April 2022 contracts	10	$571,470	Apr-22	$34,030	0.3%
LME Nickel Futures LN, April 2022 contracts	7	896,532	Apr-22	452,298	4.2%
LME Tin Futures LT, April 2022 contracts	3	678,840	Apr-22	(22,440)	(0.2)%
LME Tin Futures LT, May 2022 contracts	4	860,175	May-22	10,025	0.1%
ICE Low Sulphur Gasoil Futures QS, June 2022 contracts	8	783,550	Jun-22	(13,750)	(0.1)%
LME Zinc Futures LX, June 2022 contracts	9	820,791	Jun-22	121,621	1.1%
ICE Brent Crude Futures CO, September 2022 contracts	8	807,770	Jul-22	(12,330)	(0.1)%
	49	5,419,128		569,454	5.3%
United States Contracts
NYMEX NY Harbour ULSD Futures HO, June 2022 contracts	6	817,681	May-22	(11,054)	(0.1)%
CME Live Cattle Futures LC, June 2022 contracts	14	770,420	Jun-22	(2,520)	(0.0	)%(a)
ICE Cotton Futures CT, July 2022 contracts	11	739,240	Jul-22	(12,855)	(0.1)%
CBOT Corn Futures C, July 2022 contracts	21	678,088	Jul-22	91,563	0.9%
CBOT Soybean Oil Futures BO, July 2022 contracts	18	756,186	Jul-22	(14,874)	(0.1)%
NYMEX WTI Crude Oil Futures CL, August 2022 contracts	8	704,745	Jul-22	55,895	0.5%
COMEX Silver Futures SI, July 2022 contracts	6	754,385	Jul-22	1,675	0.0	%(b)
CBOT Soybean Futures S, August 2022 contracts	10	789,825	Aug-22	(12,200)	(0.1)%
NYMEX RBOB Gasoline Futures RB, September 2022 contracts	6	736,197	Aug-22	(12,327)	(0.1)%
CBOT Soybean Meal Futures SM, September 2022 contracts	17	744,190	Sep-22	(9,450)	(0.1)%
CBOT Wheat Futures W, September 2022 contracts	15	756,700	Sep-22	(14,950)	(0.1)%
	132	8,247,657		58,903	0.7%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts - Short(c)
Foreign Contracts
LME Lead Futures LL, April 2022 contracts	10	$(591,944)	Apr-22	$(13,556)	(0.1)%
LME Nickel Futures LN, April 2022 contracts	7	(1,245,546)	Apr-22	(103,284)	(1.0)%
LME Tin Futures LT, April 2022 contracts	3	(649,995)	Apr-22	(6,405)	(0.1)%
LME Zinc Futures LX, June 2022 contracts	9	(915,555)	Jun-22	(26,858)	(0.3)%
	29	(3,403,040)		(150,103)	(1.5)%
Total Open Commodity Futures Contracts(d)	210	$10,263,745		$478,254	4.5%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.24%(e)	5,885,000	5,885,000	55.3%
RBC U.S. Government Money Market Fund - Institutional Shares, 0.19%(e)	3,125,000	3,125,000	29.4%
Total Money Market Funds (Cost $9,010,000)		$9,010,000	84.7%
Total Investments (Cost $9,010,000)		$9,488,254	89.2%
Other Assets in Excess of Liabilities		1,144,877	10.8%
Total Net Assets		$10,633,131	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(d)	Collateral amounted to $753,207 on open commodity futures contracts.
(e)	Reflects the 7-day yield at March 31, 2022.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2022 (unaudited) (concluded)

Summary of Investments by Country^
United States	95.6%
United Kingdom	4 .4
100.0%

^	As a percentage of total investments.